EQUITY	12 Months Ended
Dec. 31, 2012
EQUITY
NOTE 15:-	EQUITY

a.	Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to participate in the distribution of excess assets upon liquidation of the Company.

b.	Issued and outstanding share capital:

1.
In January 2007, the Company completed a round of financing for the aggregate amount of $ 4,675, out of which, an amount of $ 2,586 was received as of December 31, 2006, in consideration for 425,000 of the Company's ordinary shares at a price per share of $ 11.0. Under the terms of the investment agreements, the investors were issued warrants to purchase up to 212,500 ordinary shares of the Company, with an exercise price of $ 13.0 per share. As of December 31, 2011 the warrants expired.

2.
On April 2, 2007, the Company entered into and consummated a share purchase agreement with a group of United States institutional investors for the purchase of 805,000 of the Company's ordinary shares for an aggregate price of approximately $ 8,500. Pursuant to the transaction, the investors were also issued warrants to purchase 402,500 of the Company's ordinary shares, such that for each one share purchased, the investors were entitled to a warrant to purchase half a share. The warrants are exercisable into ordinary shares, at an exercise price per share of $ 12.6 and will be exercisable for a period of five years.

3.	On July 18, 2008, the Company consummated a private placement of 140,056 of its ordinary shares to DBSI Investments Ltd., our principal shareholder, for an aggregate price of $ 1,000.

4.
On June 19, 2012, pursuant to the approval of the shareholders of the Company, DBSI purchased 50,000 ordinary shares of the Company at a price per share of $ 2.95, for a total purchase price of $ 147.5 in a private placement (the "Private Placement"). Following the consummation of the Private Placement, DBSI's holdings increased to 2,237,191 ordinary shares, constituting 45.55% of the outstanding ordinary shares of the Company.

5.
On July 26, 2012, the Company completed a rights offering to the Company's ordinary shareholders of rights to purchase an aggregate of 644,034 ordinary shares of the Company for the subscription price of $2.90, per ordinary share (the "Rights Offering"). The Rights Offering was fully subscribed and accordingly, 644,034 ordinary were issued to ordinary shareholders of the Company for aggregate gross proceeds of $1.867 million. Following the Rights Offering, DBSI's ownership interest increased to 49.86% of the outstanding ordinary shares of the Company.

c.	Options:

1.
The Company grants, under the 2003 Employee share option plan, options to its employees, directors and service providers. The options are granted for a period of five years and usually have a vesting period of up to four years.

The Company granted options to Israeli participants in accordance with the provisions of Section 102 of the Israel Tax Ordinance related to the Capital Gains Tax Track.

On November 30, 2011, the Board of Directors approved an amendment to the Plan whereby in the event a cash dividend is paid out to the Company's shareholders, the Board of Directors may adjust the exercise price of any options granted prior to the record date of the dividend distribution but not exercised as of such date.
As of December 31, 2012, 432,712 Options are available for future grant under the Plan.

2.	A summary of employee option activity under the Company's Stock Option Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	321,016	$6.28
Granted	-	$-
Exercised	(1,500)	$3.14
Forfeited	(47,532)	$3.48

Outstanding at December 31, 2012	271,984	$6.81	3.01	$-

Exercisable at December 31, 2012	158,824	$6.81	2.94	$-

Vested and expected to vest at December 31, 2012	271,984	$6.81	3.01	$-

The weighted-average grant-date fair value of options granted during the years ended December 31, 2011 and 2010 was $ 6.91 and $ 3.86, respectively. No options granted during the year ended December 31, 2012. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of the Company's stock.

As of December 31, 2012, there was approximately $ 87 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

That cost is expected to be recognized over a weighted-average period of 1.11 years. Total grant-date fair value of options that vested during the year ended December 31, 2012 was approximately $ 504.

3.	A summary of the status of the Company's employee stock options as of December 31, 2012, 2011 and 2010, and changes during the years then ended, are as follows:

	Year ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		average		Average		average
	Amount	exercise	Amount	exercise	Amount	exercise
	of options	price	of options	price	of options	price

Options outstanding at beginning of year	321,016	$6.28	168,500	$3.49	189,125	$3.45
Granted	-	$-	256,984	$6.91	3,000	$7.00
Exercised	(1,500)	$3.14	(88,468)	$3.14	(18,250)	$3.14
Forfeited	(47,532)	$3.48	(16,000)	$4.46	(5,375)	$5.30

Options outstanding at end of year	271,984	$6.81	321,016	$6.28	168,500	$3.49

Options exercisable at end of year	158,824	$6.81	56,532	$3.68	131,125	$3.45

The following table summarizes information relating to employees' stock options outstanding as of December 31, 2012, according to exercise price range:

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding at December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2012	Weighted average exercise price
		Years

3.14	6,000	1.15	$3.14	4,250	$3.14
4.80	10,000	3.67	$4.80	2,500	$4.80
5.71	6,000	0.52	$5.71	6,000	$5.71
7.00	249,984	3.08	$7.00	146,074	$7.00

	271,984	3.01	$6.81	158,824	$6.81

4.
On February 25, 2009, the Board of Directors resolved to issue to the Company's employees options convertible to 15,000 of the Company's ordinary shares, pursuant to the 2003 Employee Share Option Plan, which will vest in four equal annual installments over a period of four years, commencing as of the date of the grant, at an exercise price of $ 3.14 per share.

5.
On February 25, 2009, the Board of Directors resolved to modify the price of 166,750 options granted to the Company's employees with the exercise price of 7.01-11.24 between the period of May 2005 and December 2007, convertible to 166,750 of the Company's ordinary shares, pursuant to the 2003 Employee Share Option Plan, at an exercise price of $ 3.14 per share

6.
On March 24, 2010, the Board of Directors resolved to extend the exercise period of 40,000 options granted to the former Chief Executive Officer of the Company, by eighteen months until November 23, 2011. The exercise price of the options is $ 3.14 per share. As a result, the company recorded an additional amortization of stock compensation in the amount of $ 23.

7.
On October 13, 2010, the Board of Directors resolved to issue to one of our directors options exercisable to 3,000 of the company's ordinary shares, pursuant to the plan, which will vest in three equal annual installments over a period of three years, commencing as of date of the grant, at an exercise price of $ 7.00 per share.

8.
In January 2011, the Board of Directors appointed the Company's new Chief Executive Officer (CEO) effective as of February 1, 2011. Under the terms of his employment, the new CEO was granted 246,984 options at an exercise price of $7.00, in accordance with our 2003 option plan, which will vest over a three year period, according to the vesting dates as stipulated in the employment agreement, commencing upon the effective date of his employment. The new CEO will also be entitled to an annual performance bonus of up to one year's salary which will be calculated in accordance with certain fixed criteria relating to the company's growth and profitability in the year preceding payment of the bonus.

9.
On August 31, 2011, the Board of Directors resolved to issue to the Company's Chief Financial Officer, options exercisable to 10,000 of the company's ordinary shares, pursuant to the plan, which will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of $ 4.80 per share.

d.	Dividends:

Any dividend distributed by the Company will be declared and paid in dollars, subject to statutory limitations. The Company's policy is not to declare dividends out of tax exempt earnings.

During 2012, Shagrir distributed dividends in an amount of approximately $ 2,669, out of which $ 1,215 was paid to non-controlling interests.